PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	2021	2020

Office Equipment and Fixtures	$99,404	$90,094
Software	18,910	18,374
Auto	48,376	47,004
Total Assets	166,690	155,472
Less accumulated depreciation	(117,678)	(89,769)
Net Assets	$49,012	$65,703

For the years ended December 31, 2021, 2020, and 2019, depreciation expense was $24,910, $21,996, and $15,180, respectively.